Capital Structure (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Stock Holders

The following table sets forth the issuances of the Company’s shares of common stock for the year ended December 31, 2024 and 2023 as follows:

Balance December 31, 2022	22,338,888
Public offering	4,315,787
Shares issued for stock payable	300,000
Shares issued for services	1,675,000
Stock issued for asset purchase	5,000,000
Stock issued for conversion of warrants related to Notes	1,200,000
Stock issued in connection with note conversion	537,634
Stock issued for conversion of warrants related to IPO	10,266,845
Balance December 31, 2023	45,634,154
Shares issued in Private Placements for cash	8,130,837
Shares issued for services	2,727,436
Shares issued for employee bonuses	750,000
Shares issued for option exercises	153,000
Shares issued for Warrant conversions	2,996,127
Shares issued from Stock in connection with extinguishment of convertible notes	2,248,760
Balance December 31, 2024	62,640,314